CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities		$ 2,949	$ 2,515		$ 2,475
Investing activities
Other cash flows from investing activities		28	19		20
Net cash flows from / (used in) investing activities		(1,888)	1,997		(3,016)
Financing activities
Proceeds from borrowings, net of fees paid	[1]	2,610	807		6,193
Repayment of debt		(2,978)	(4,122)		(5,948)
Dividends paid to equity owners of the parent		(520)	(508)		(518)
Net cash flows from / (used in) financing activities		(1,639)	(3,916)		(733)
Net increase / (decrease) in cash and cash equivalents		(578)	596		(1,274)
Net foreign exchange difference		(9)	(119)		(354)
Cash and cash equivalents at beginning of period	[2]	1,808
Cash and cash equivalents at end of period		1,250	1,808	[2]
Veon Ltd.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities		(213)	23		(313)
Investing activities
Receipt of dividends		0	571		1,392
Receipt of capital surplus from a subsidiary		650	0		0
Other cash flows from investing activities		101	(76)		(17)
Net cash flows from / (used in) investing activities		751	495		1,375
Financing activities
Proceeds from borrowings, net of fees paid		0	0		606
Repayment of debt		0	0		(1,168)
Dividends paid to equity owners of the parent		(522)	(505)		(518)
Share capital issued and paid		0	0		0
Net cash flows from / (used in) financing activities		(522)	(505)		(1,080)
Net increase / (decrease) in cash and cash equivalents		16	13		(18)
Net foreign exchange difference		0	1		(3)
Cash and cash equivalents at beginning of period		19	5		26
Cash and cash equivalents at end of period		$ 35	$ 19		$ 5

[1]	* Fees paid for borrowings were US$23 (2018: US$64, 2017: US$56)
[2]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.